As filed with the Securities and Exchange Commission on July 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5040

                       TOTAL RETURN US TREASURY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS


[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


                             SEMI - ANNUAL REPORT

                                APRIL 30, 2005

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS


        Investment Advisor's Message................................  1

        Performance Comparisons.....................................  2

        Shareholder Expense Example.................................  6

        Portfolio Profiles..........................................  8

        Schedules of Investments....................................  9

        Statements of Assets and Liabilities........................ 21

        Statements of Operations.................................... 23

        Statements of Changes in Net Assets......................... 25

        Financial Highlights........................................ 29

        Notes to Financial Statements............................... 34

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2005. For this period, the Total Return US Treasury Fund, Inc. ('Total Return') produced a +1.58% return; Managed Municipal Fund, Inc. ('Managed Municipal') produced a +1.23% return; North American Government Bond Fund, Inc. ('North American') produced a +2.19% return in its Class A Shares and a +1.87% return in its Class C Shares; and ISI Strategy Fund ('Strategy') produced a +2.20% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE OF A FUND, PLEASE CALL (800) 955-7175.

DESCRIPTION OF FUND OBJECTIVES

   Total Return, Managed Municipal, North American and Strategy, (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end investment management companies. The Funds are organized as corporations under the laws of the state of Maryland.

   ISI manages all four Funds. Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasuries. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/

R. Alan Medaugh
President
May 12, 2005

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index:
Value of a $10,000 Investment (for 10 Years ended April 30, 2005)

             Total Return                     Lehman Brothers
             US Treasury                       Intermediate     Lehman Brothers
                Fund -      Lehman Brothers      Treasury          Long-Term
              ISI Shares     Treasury Index        Index        Treasury Index
             ------------   ---------------   ---------------   ---------------
 4/30/1995      9,700           10,000             10,000           10,000
 5/31/1995     10,239           10,404             10,282           10,767
 6/30/1995     10,325           10,486             10,350           10,893
 7/31/1995     10,223           10,447             10,355           10,719
 8/31/1995     10,373           10,569             10,438           10,957
 9/30/1995     10,501           10,670             10,507           11,158
10/31/1995     10,725           10,835             10,625           11,470
11/30/1995     10,929           11,003             10,755           11,757
12/31/1995     11,144           11,160             10,862           12,070
 1/31/1996     11,158           11,231             10,955           12,070
 2/29/1996     10,789           11,001             10,838           11,487
 3/31/1996     10,620           10,905             10,785           11,258
 4/30/1996     10,493           10,839             10,753           11,070
 5/31/1996     10,463           10,818             10,749           11,012
 6/30/1996     10,620           10,955             10,855           11,247
 7/31/1996     10,634           10,981             10,888           11,251
 8/31/1996     10,549           10,958             10,902           11,111
 9/30/1996     10,764           11,138             11,041           11,417
10/31/1996     11,093           11,383             11,222           11,866
11/30/1996     11,390           11,580             11,357           12,262
12/31/1996     11,167           11,461             11,295           11,964
 1/31/1997     11,124           11,473             11,337           11,879
 2/28/1997     11,116           11,487             11,354           11,885
 3/31/1997     10,947           11,362             11,287           11,580
 4/30/1997     11,113           11,525             11,413           11,860
 5/31/1997     11,221           11,625             11,502           11,993
 6/30/1997     11,389           11,755             11,599           12,224
 7/31/1997     11,864           12,092             11,817           12,942
 8/31/1997     11,642           11,970             11,769           12,582
 9/30/1997     11,848           12,151             11,898           12,929
10/31/1997     12,092           12,363             12,037           13,364
11/30/1997     12,180           12,427             12,065           13,542
12/31/1997     12,353           12,558             12,164           13,769
 1/31/1998     12,539           12,751             12,327           14,049
 2/28/1998     12,481           12,713             12,311           13,948
 3/31/1998     12,510           12,747             12,347           13,977
 4/30/1998     12,538           12,804             12,406           14,029
 5/31/1998     12,716           12,937             12,492           14,297
 6/30/1998     12,919           13,086             12,576           14,629
 7/31/1998     12,898           13,107             12,625           14,568
 8/31/1998     13,407           13,463             12,875           15,225
 9/30/1998     13,791           13,838             13,185           15,783
10/31/1998     13,604           13,794             13,212           15,544
11/30/1998     13,697           13,791             13,163           15,663
12/31/1998     13,687           13,818             13,213           15,631
 1/31/1999     13,770           13,898             13,270           15,771
 2/28/1999     13,295           13,543             13,077           14,996
 3/31/1999     13,299           13,595             13,163           14,961
 4/30/1999     13,343           13,627             13,200           14,983
 5/31/1999     13,185           13,500             13,116           14,747
 6/30/1999     13,094           13,472             13,140           14,591
 7/31/1999     13,044           13,461             13,153           14,521
 8/31/1999     12,993           13,463             13,179           14,464
 9/30/1999     13,094           13,566             13,282           14,571
10/31/1999     13,084           13,581             13,299           14,580
11/30/1999     13,018           13,555             13,305           14,481
12/31/1999     12,910           13,465             13,267           14,265
 1/31/2000     13,056           13,500             13,231           14,468
 2/29/2000     13,330           13,703             13,334           14,905
 3/31/2000     13,678           13,975             13,504           15,414
 4/30/2000     13,639           13,931             13,495           15,291
 5/31/2000     13,600           13,952             13,551           15,236
 6/30/2000     13,822           14,187             13,747           15,565
 7/31/2000     14,002           14,333             13,840           15,833
 8/31/2000     14,257           14,544             13,984           16,194
 9/30/2000     14,143           14,555             14,092           15,998
10/31/2000     14,326           14,697             14,184           16,248
11/30/2000     14,644           14,998             14,390           16,761
12/31/2000     14,950           15,285             14,629           17,156
 1/31/2001     14,984           15,409             14,802           17,185
 2/28/2001     15,202           15,595             14,939           17,479
 3/31/2001     15,160           15,645             15,057           17,391
 4/30/2001     14,858           15,451             14,997           16,918
 5/31/2001     14,893           15,499             15,059           16,939
 6/30/2001     14,945           15,582             15,113           17,085
 7/31/2001     15,386           15,971             15,387           17,721
 8/31/2001     15,642           16,182             15,520           18,100
 9/30/2001     15,758           16,439             15,841           18,235
10/31/2001     16,270           16,895             16,082           19,131
11/30/2001     15,733           16,476             15,899           18,222
12/31/2001     15,577           16,316             15,823           17,878
 1/31/2002     15,679           16,426             15,867           18,051
 2/28/2002     15,781           16,574             15,998           18,320
 3/31/2002     15,411           16,175             15,753           17,579
 4/30/2002     15,809           16,577             16,034           18,247
 5/31/2002     15,878           16,670             16,145           18,304
 6/30/2002     16,147           16,906             16,342           18,633
 7/31/2002     16,549           17,306             16,668           19,208
 8/31/2002     17,037           17,680             16,843           20,046
 9/30/2002     17,493           18,157             17,166           20,882
10/31/2002     17,210           17,956             17,135           20,282
11/30/2002     17,044           17,778             16,975           20,058
12/31/2002     17,455           18,240             17,291           20,879
 1/31/2003     17,390           18,185             17,241           20,809
 2/28/2003     17,702           18,498             17,427           21,438
 3/31/2003     17,602           18,421             17,427           21,169
 4/30/2003     17,692           18,506             17,461           21,384
 5/31/2003     18,250           19,040             17,732           22,586
 6/30/2003     18,132           18,923             17,704           22,242
 7/31/2003     17,314           18,092             17,317           20,252
 8/31/2003     17,405           18,200             17,341           20,575
 9/30/2003     17,884           18,748             17,700           21,647
10/31/2003     17,605           18,462             17,527           21,044
11/30/2003     17,644           18,485             17,522           21,146
12/31/2003     17,767           18,649             17,655           21,398
 1/31/2004     17,919           18,808             17,742           21,765
 2/29/2004     18,136           19,041             17,907           22,198
 3/31/2004     18,280           19,220             18,033           22,535
 4/30/2004     17,675           18,602             17,625           21,271
 5/31/2004     17,632           18,538             17,575           21,167
 6/30/2004     17,720           18,612             17,612           21,360
 7/31/2004     17,847           18,789             17,732           21,722
 8/31/2004     18,222           19,178             17,991           22,528
 9/30/2004     18,255           19,227             18,000           22,718
10/31/2004     18,421           19,380             18,099           23,052
11/30/2004     18,165           19,119             17,913           22,539
12/31/2004     18,372           19,309             18,012           23,046
 1/31/2005     18,599           19,450             18,032           23,627
 2/28/2005     18,441           19,291             17,915           23,322
 3/31/2005     18,381           19,228             17,877           23,167
 4/30/2005     18,712           19,566             18,094           23,959



                                 Cumulative Total Returns With Load       Average Annual Total Returns With Load
Periods Ending                                                  Since                                  Since
April 30, 2005              6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year   5 Years 10 Years Inception/2/
Total Return US
 Treasury Fund - ISI
 Shares                      -1.51%   2.70% 33.10%   87.12%    224.85%     2.70%    5.89%   6.47%      7.30%
----------------------------------------------------------------------------------------------------------------
Lehman
 Brothers Treasury Index/3/   0.96%   5.19% 40.45%   95.66%    251.45%     5.19%    7.03%   6.94%      7.83%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/3/                    -0.02%   2.66% 34.08%   80.94%    212.11%     2.66%    6.04%   6.11%      7.07%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Long-Term Treasury
 Index/3/                     3.94%  12.64% 56.69%  139.59%    380.70%    12.64%    9.40%   9.13%      9.88%
----------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.4 years.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

Managed Municipal Fund - ISI Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended April 30, 2005)

                                                Lehman Brothers
               Managed        Lehman Brothers     Prerefunded
           Municipal Fund -     General          Municipal Bond   Consumer Price
             ISI Shares      Obligation Index        Index           Index
           --------------    ----------------   ---------------   --------------
 4/30/1995       9,700            10,000              10,000          10,000
 5/31/1995      10,072            10,298              10,229          10,020
 6/30/1995       9,933            10,228              10,255          10,040
 7/31/1995      10,034            10,346              10,365          10,040
 8/31/1995      10,126            10,478              10,434          10,066
 9/30/1995      10,169            10,545              10,433          10,086
10/31/1995      10,368            10,665              10,500          10,119
11/30/1995      10,549            10,816              10,615          10,112
12/31/1995      10,681            10,901              10,679          10,105
 1/31/1996      10,755            11,007              10,800          10,165
 2/29/1996      10,641            10,956              10,761          10,198
 3/31/1996      10,438            10,835              10,654          10,250
 4/30/1996      10,394            10,797              10,659          10,290
 5/31/1996      10,359            10,779              10,658          10,309
 6/30/1996      10,485            10,888              10,702          10,316
 7/31/1996      10,612            10,992              10,800          10,336
 8/31/1996      10,566            10,991              10,797          10,356
 9/30/1996      10,714            11,126              10,897          10,388
10/31/1996      10,852            11,256              10,982          10,421
11/30/1996      11,042            11,465              11,117          10,441
12/31/1996      10,971            11,420              11,091          10,441
 1/31/1997      10,971            11,450              11,131          10,474
 2/28/1997      11,049            11,554              11,219          10,507
 3/31/1997      10,897            11,405              11,096          10,533
 4/30/1997      10,987            11,494              11,133          10,546
 5/31/1997      11,150            11,666              11,291          10,540
 6/30/1997      11,273            11,792              11,367          10,553
 7/31/1997      11,608            12,097              11,559          10,566
 8/31/1997      11,443            11,989              11,504          10,586
 9/30/1997      11,599            12,126              11,602          10,612
10/31/1997      11,658            12,193              11,648          10,639
11/30/1997      11,707            12,250              11,674          10,632
12/31/1997      11,892            12,424              11,775          10,619
 1/31/1998      12,013            12,552              11,878          10,639
 2/28/1998      11,985            12,562              11,910          10,658
 3/31/1998      11,991            12,573              11,907          10,678
 4/30/1998      11,919            12,507              11,871          10,698
 5/31/1998      12,136            12,713              12,019          10,718
 6/30/1998      12,164            12,759              12,061          10,731
 7/31/1998      12,181            12,789              12,107          10,744
 8/31/1998      12,401            12,991              12,237          10,757
 9/30/1998      12,555            13,166              12,338          10,770
10/31/1998      12,537            13,168              12,384          10,797
11/30/1998      12,566            13,212              12,423          10,797
12/31/1998      12,612            13,254              12,443          10,790
 1/31/1999      12,762            13,428              12,577          10,816
 2/28/1999      12,675            13,359              12,578          10,830
 3/31/1999      12,658            13,365              12,576          10,862
 4/30/1999      12,699            13,402              12,612          10,941
 5/31/1999      12,570            13,327              12,567          10,941
 6/30/1999      12,370            13,131              12,457          10,941
 7/31/1999      12,417            13,183              12,532          10,974
 8/31/1999      12,287            13,106              12,532          11,001
 9/30/1999      12,228            13,117              12,572          11,053
10/31/1999      12,085            13,003              12,559          11,073
11/30/1999      12,240            13,136              12,622          11,080
12/31/1999      12,132            13,053              12,587          11,080
 1/31/2000      12,048            13,005              12,603          11,113
 2/29/2000      12,242            13,135              12,654          11,178
 3/31/2000      12,546            13,399              12,762          11,271
 4/30/2000      12,424            13,330              12,754          11,277
 5/31/2000      12,338            13,260              12,755          11,290
 6/30/2000      12,695            13,601              12,939          11,350
 7/31/2000      12,880            13,780              13,054          11,376
 8/31/2000      13,054            13,977              13,170          11,376
 9/30/2000      12,942            13,906              13,158          11,435
10/31/2000      13,105            14,052              13,240          11,455
11/30/2000      13,230            14,150              13,307          11,462
12/31/2000      13,621            14,484              13,493          11,455
 1/31/2001      13,685            14,642              13,684          11,527
 2/28/2001      13,735            14,686              13,734          11,573
 3/31/2001      13,837            14,815              13,833          11,600
 4/30/2001      13,632            14,662              13,769          11,646
 5/31/2001      13,774            14,810              13,901          11,699
 6/30/2001      13,877            14,902              13,975          11,718
 7/31/2001      14,071            15,114              14,110          11,685
 8/31/2001      14,292            15,359              14,282          11,685
 9/30/2001      14,201            15,325              14,336          11,738
10/31/2001      14,384            15,481              14,464          11,699
11/30/2001      14,252            15,345              14,366          11,679
12/31/2001      14,160            15,222              14,304          11,633
 1/31/2002      14,346            15,472              14,513          11,659
 2/28/2002      14,520            15,660              14,669          11,705
 3/31/2002      14,225            15,361              14,372          11,771
 4/30/2002      14,467            15,678              14,646          11,837
 5/31/2002      14,575            15,764              14,738          11,837
 6/30/2002      14,684            15,940              14,887          11,843
 7/31/2002      14,860            16,138              15,048          11,857
 8/31/2002      15,065            16,322              15,178          11,896
 9/30/2002      15,379            16,652              15,397          11,916
10/31/2002      15,118            16,382              15,217          11,936
11/30/2002      15,050            16,302              15,167          11,936
12/31/2002      15,396            16,622              15,481          11,909
 1/31/2003      15,312            16,593              15,462          11,962
 2/28/2003      15,522            16,822              15,636          12,054
 3/31/2003      15,536            16,854              15,611          12,126
 4/30/2003      15,648            16,963              15,691          12,100
 5/31/2003      15,944            17,337              15,953          12,080
 6/30/2003      15,803            17,254              15,909          12,094
 7/31/2003      15,206            16,681              15,539          12,107
 8/31/2003      15,377            16,836              15,631          12,153
 9/30/2003      15,806            17,319              15,975          12,192
10/31/2003      15,706            17,203              15,894          12,179
11/30/2003      15,864            17,344              15,969          12,146
12/31/2003      15,995            17,467              16,059          12,133
 1/31/2004      15,995            17,554              16,118          12,192
 2/29/2004      16,280            17,829              16,315          12,258
 3/31/2004      16,143            17,782              16,222          12,337
 4/30/2004      15,712            17,381              15,923          12,377
 5/31/2004      15,603            17,358              15,854          12,449
 6/30/2004      15,671            17,426              15,898          12,489
 7/31/2004      15,902            17,636              16,060          12,469
 8/31/2004      16,208            17,974              16,327          12,475
 9/30/2004      16,262            18,061              16,349          12,502
10/31/2004      16,375            18,203              16,435          12,568
11/30/2004      16,219            18,045              16,317          12,574
12/31/2004      16,409            18,241              16,447          12,528
 1/31/2005      16,539            18,378              16,478          12,554
 2/28/2005      16,460            18,306              16,413          12,627
 3/31/2005      16,305            18,179              16,296          12,726
 4/30/2005      16,576            18,461              16,495          12,811



                               Cumulative Total Returns With Load       Average Annual Total Returns With Load

Periods Ending April 30,                                      Since                                  Since
2005                      6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year   5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares                -1.83%  2.34%  29.47%   65.76%    133.51%    2.34%     5.30%   5.18%      5.75%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers General
 Obligation Index/3/        1.42%  6.21%  38.49%   84.61%    170.13%    6.21%     6.73%   6.32%      6.77%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/              0.36%  3.59%  29.33%   64.95%    136.14%    3.59%     5.28%   5.13%      5.83%
--------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/     1.93%  3.51%  13.61%   28.11%     52.04%    3.51%     2.58%   2.51%      2.80%
--------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to Federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Lehman Brother Emerging Americas Index: Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended April 30, 2005)

                                             Lehman Brothers
                                                Emerging
                                             Americas Index:
                                             Mexico Section/
            North American                    Citigroup US
           Government Bond  Lehman Brothers  Broad Investment-
             Fund - ISI      Intermediate    Grade Bond Index    Consumer Price
           Class A Shares   Treasury Index   Mexico Sector/5/         Index
           --------------   --------------   ----------------    ---------------
 4/30/1995       9,700           10,000            10,000             10,000
 5/31/1995      10,107           10,282            10,496             10,020
 6/30/1995      10,237           10,350            11,146             10,040
 7/31/1995      10,224           10,355            11,513             10,040
 8/31/1995      10,381           10,438            11,640             10,066
 9/30/1995      10,526           10,507            11,756             10,086
10/31/1995      10,575           10,625            11,449             10,119
11/30/1995      10,699           10,755            11,787             10,112
12/31/1995      10,897           10,862            12,427             10,105
 1/31/1996      10,985           10,955            13,075             10,165
 2/29/1996      10,633           10,838            12,555             10,198
 3/31/1996      10,596           10,785            12,909             10,250
 4/30/1996      10,572           10,753            13,378             10,290
 5/31/1996      10,623           10,749            13,263             10,309
 6/30/1996      10,753           10,855            13,470             10,316
 7/31/1996      10,819           10,888            13,502             10,336
 8/31/1996      10,843           10,902            13,976             10,356
 9/30/1996      11,120           11,041            14,448             10,388
10/31/1996      11,453           11,222            14,501             10,421
11/30/1996      11,787           11,357            15,022             10,441
12/31/1996      11,572           11,295            15,158             10,441
 1/31/1997      11,572           11,337            15,686             10,474
 2/28/1997      11,585           11,354            15,956             10,507
 3/31/1997      11,434           11,287            15,328             10,533
 4/30/1997      11,587           11,413            15,714             10,546
 5/31/1997      11,740           11,502            16,281             10,540
 6/30/1997      11,909           11,599            16,629             10,553
 7/31/1997      12,448           11,817            17,374             10,566
 8/31/1997      12,249           11,769            17,225             10,586
 9/30/1997      12,508           11,898            17,707             10,612
10/31/1997      12,623           12,037            16,895             10,639
11/30/1997      12,740           12,065            17,322             10,632
12/31/1997      12,960           12,164            17,684             10,619
 1/31/1998      13,078           12,327            18,058             10,639
 2/28/1998      13,048           12,311            18,220             10,658
 3/31/1998      13,109           12,347            18,364             10,678
 4/30/1998      13,169           12,406            18,415             10,698
 5/31/1998      13,245           12,492            18,254             10,718
 6/30/1998      13,398           12,576            18,167             10,731
 7/31/1998      13,413           12,625            18,341             10,744
 8/31/1998      13,645           12,875            15,456             10,757
 9/30/1998      13,974           13,185            15,980             10,770
10/31/1998      13,879           13,212            16,526             10,797
11/30/1998      14,006           13,163            17,608             10,797
12/31/1998      14,053           13,213            17,557             10,790
 1/31/1999      14,102           13,270            17,369             10,816
 2/28/1999      13,775           13,077            17,457             10,830
 3/31/1999      13,891           13,163            18,272             10,862
 4/30/1999      14,007           13,200            18,844             10,941
 5/31/1999      13,773           13,116            18,023             10,941
 6/30/1999      13,790           13,140            18,269             10,941
 7/31/1999      13,773           13,153            18,074             10,974
 8/31/1999      13,756           13,179            18,262             11,001
 9/30/1999      13,860           13,282            18,695             11,053
10/31/1999      13,843           13,299            19,041             11,073
11/30/1999      13,878           13,305            19,587             11,080
12/31/1999      13,825           13,267            20,099             11,080
 1/31/2000      13,932           13,231            19,950             11,113
 2/29/2000      14,218           13,334            20,889             11,178
 3/31/2000      14,560           13,504            21,441             11,271
 4/30/2000      14,487           13,495            21,147             11,277
 5/31/2000      14,469           13,551            20,735             11,290
 6/30/2000      14,634           13,747            21,551             11,350
 7/31/2000      14,875           13,840            22,073             11,376
 8/31/2000      15,119           13,984            22,627             11,376
 9/30/2000      15,062           14,092            22,680             11,435
10/31/2000      15,176           14,184            22,456             11,455
11/30/2000      15,501           14,390            22,796             11,462
12/31/2000      15,772           14,629            23,134             11,455
 1/31/2001      15,850           14,802            23,566             11,527
 2/28/2001      16,045           14,939            23,399             11,573
 3/31/2001      16,124           15,057            23,496             11,600
 4/30/2001      16,005           14,997            23,635             11,646
 5/31/2001      16,104           15,059            24,179             11,699
 6/30/2001      16,205           15,113            24,659             11,718
 7/31/2001      16,550           15,387            24,712             11,685
 8/31/2001      16,797           15,520            25,216             11,685
 9/30/2001      16,818           15,841            24,585             11,738
10/31/2001      17,400           16,082            25,559             11,699
11/30/2001      16,961           15,899            25,677             11,679
12/31/2001      16,854           15,823            26,025             11,633
 1/31/2002      16,961           15,867            26,440             11,659
 2/28/2002      17,088           15,998            27,255             11,705
 3/31/2002      16,830           15,753            26,845             11,771
 4/30/2002      17,069           16,034            27,459             11,837
 5/31/2002      17,091           16,145            27,474             11,837
 6/30/2002      17,219           16,342            27,033             11,843
 7/31/2002      17,546           16,668            26,732             11,857
 8/31/2002      18,010           16,843            27,858             11,896
 9/30/2002      18,319           17,166            27,806             11,916
10/31/2002      18,134           17,135            28,376             11,936
11/30/2002      18,062           16,975            28,983             11,936
12/31/2002      18,350           17,291            29,763             11,909
 1/31/2003      18,230           17,241            29,622             11,962
 2/28/2003      18,503           17,427            30,205             12,054
 3/31/2003      18,498           17,427            30,785             12,126
 4/30/2003      18,821           17,461            31,863             12,100
 5/31/2003      19,500           17,732            32,834             12,080
 6/30/2003      19,424           17,704            32,710             12,094
 7/31/2003      18,537           17,317            31,326             12,107
 8/31/2003      18,533           17,341            31,683             12,153
 9/30/2003      19,083           17,700            32,941             12,192
10/31/2003      18,884           17,527            32,573             12,179
11/30/2003      18,781           17,522            32,710             12,146
12/31/2003      18,974           17,655            33,159             12,133
 1/31/2004      19,169           17,742            33,505             12,192
 2/29/2004      19,371           17,907            34,193             12,258
 3/31/2004      19,522           18,033            34,845             12,337
 4/30/2004      18,785           17,625            33,252             12,377
 5/31/2004      18,657           17,575            33,048             12,449
 6/30/2004      18,683           17,612            33,160             12,489
 7/31/2004      18,916           17,732            33,828             12,469
 8/31/2004      19,279           17,991            34,983             12,475
 9/30/2004      19,384           18,000            35,085             12,502
10/31/2004      19,568           18,099            35,572             12,568
11/30/2004      19,462           17,913            35,328             12,574
12/31/2004      19,754           18,012            35,940             12,528
 1/31/2005      19,914           18,032            36,520             12,554
 2/28/2005      19,753           17,915            36,494             12,627
 3/31/2005      19,672           17,877            35,586             12,726
 4/30/2005      19,997           18,094            36,157             12,811


                               Cumulative Total Returns With Load       Average Annual Total Returns With Load
Periods Ending                                                Since                                  Since
April 30, 2005            6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year   5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares        -0.88%   3.22%  33.84%   99.97%    99.08%     3.22%     6.00%   7.18%      5.76%
--------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares         0.87%   4.74%      -        -      2.08%/3/  4.74%        -       -       1.06%/3/
--------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                  -0.02%   2.66%  34.08%   80.94%    98.90%     2.66%     6.04%   6.11%      5.78%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/Citigroup US
 Broad Investment -
 Grade Bond Index Mexico
 Sector/5/                  1.65%   8.74%  70.98%  261.57%   252.49%     8.74%    11.32%  13.72%     10.84%
--------------------------------------------------------------------------------------------------------------
Consumer Price Index/6/     1.93%   3.51%  13.61%   28.11%    36.47%     3.51%     2.58%   2.51%      2.57%
--------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.
/2/ ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through April 30, 2005 were 2.04% and 1.06%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector.
/5/ Reflects the performance of the Lehman Brothers Emerging Americas Index:
    Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through April 30, 2005. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/6/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds Average:
Value of a $10,000 Investment (since inception/2/)

           ISI Strategy                      Dow Jones       Lipper Flexible
            Fund - ISI    Consumer Price    Wilshire 5000    Portfolio Funds
              Shares           Index       (Full Cap)Index       Average
           -----------    --------------   ---------------   ----------------
 9/16/1997      9,700           10,000         10,000              10,000
 9/30/1997      9,719           10,000         10,000              10,000
10/31/1997      9,554           10,025          9,667               9,781
11/30/1997      9,767           10,019          9,983               9,942
12/31/1997      9,933           10,006         10,168              10,077
 1/31/1998     10,020           10,025         10,223              10,142
 2/28/1998     10,459           10,043         10,967              10,599
 3/31/1998     10,810           10,062         11,516              10,955
 4/30/1998     10,878           10,081         11,653              11,041
 5/31/1998     10,761           10,099         11,343              10,921
 6/30/1998     11,044           10,112         11,741              11,137
 7/31/1998     10,887           10,124         11,483              10,995
 8/31/1998      9,992           10,137          9,695               9,891
 9/30/1998     10,483           10,149         10,328              10,277
10/31/1998     10,888           10,174         11,097              10,726
11/30/1998     11,337           10,174         11,796              11,142
12/31/1998     11,776           10,168         12,550              11,558
 1/31/1999     12,079           10,192         13,012              11,756
 2/28/1999     11,634           10,205         12,540              11,435
 3/31/1999     11,937           10,236         13,024              11,738
 4/30/1999     12,301           10,310         13,648              12,112
 5/31/1999     12,068           10,310         13,350              11,911
 6/30/1999     12,443           10,310         14,041              12,298
 7/31/1999     12,148           10,341         13,590              12,108
 8/31/1999     12,046           10,366         13,464              12,019
 9/30/1999     11,863           10,416         13,112              11,897
10/31/1999     12,282           10,434         13,946              12,269
11/30/1999     12,496           10,440         14,413              12,524
12/31/1999     12,953           10,440         15,507              13,136
 1/31/2000     12,649           10,472         14,864              12,796
 2/29/2000     12,869           10,534         15,196              13,045
 3/31/2000     13,498           10,620         16,099              13,606
 4/30/2000     13,056           10,627         15,260              13,288
 5/31/2000     12,804           10,639         14,727              13,083
 6/30/2000     13,183           10,695         15,377              13,401
 7/31/2000     13,098           10,720         15,063              13,295
 8/31/2000     13,734           10,720         16,157              13,900
 9/30/2000     13,289           10,775         15,403              13,552
10/31/2000     13,205           10,794         15,076              13,466
11/30/2000     12,491           10,800         13,576              12,910
12/31/2000     12,735           10,794         13,818              13,209
 1/31/2001     13,063           10,862         14,347              13,449
 2/28/2001     12,340           10,906         12,986              12,789
 3/31/2001     11,865           10,931         12,112              12,264
 4/30/2001     12,299           10,974         13,109              12,822
 5/31/2001     12,379           11,024         13,239              12,901
 6/30/2001     12,254           11,042         13,018              12,686
 7/31/2001     12,259           11,011         12,803              12,635
 8/31/2001     11,814           11,011         12,028              12,224
 9/30/2001     11,107           11,061         10,947              11,535
10/31/2001     11,416           11,024         11,226              11,760
11/30/2001     11,874           11,005         12,084              12,230
12/31/2001     12,006           10,962         12,301              12,335
 1/31/2002     11,903           10,986         12,149              12,191
 2/28/2002     11,765           11,030         11,899              12,052
 3/31/2002     12,087           11,092         12,420              12,362
 4/30/2002     11,814           11,154         11,813              12,069
 5/31/2002     11,768           11,154         11,674              12,013
 6/30/2002     11,193           11,160         10,854              11,421
 7/31/2002     10,618           11,173          9,978              10,815
 8/31/2002     10,745           11,210         10,036              10,908
 9/30/2002     10,041           11,228          9,029              10,213
10/31/2002     10,515           11,247          9,720              10,645
11/30/2002     10,885           11,247         10,306              11,047
12/31/2002     10,500           11,222          9,735              10,736
 1/31/2003     10,291           11,272          9,490              10,585
 2/28/2003     10,221           11,359          9,329              10,489
 3/31/2003     10,326           11,427          9,435              10,525
 4/30/2003     10,932           11,402         10,208              11,101
 5/31/2003     11,479           11,383         10,832              11,639
 6/30/2003     11,569           11,396         10,992              11,760
 7/31/2003     11,592           11,408         11,257              11,826
 8/31/2003     11,849           11,452         11,527              12,047
 9/30/2003     11,779           11,489         11,400              12,069
10/31/2003     12,246           11,476         12,096              12,533
11/30/2003     12,363           11,445         12,265              12,694
12/31/2003     12,722           11,433         12,816              13,163
 1/31/2004     12,956           11,489         13,101              13,362
 2/29/2004     13,120           11,551         13,292              13,547
 3/31/2004     13,046           11,625         13,149              13,500
 4/30/2004     12,788           11,663         12,870              13,178
 5/31/2004     12,847           11,731         13,047              13,254
 6/30/2004     13,045           11,768         13,319              13,477
 7/31/2004     12,752           11,749         12,811              13,138
 8/31/2004     12,881           11,756         12,853              13,216
 9/30/2004     13,084           11,780         13,082              13,414
10/31/2004     13,190           11,842         13,305              13,583
11/30/2004     13,531           11,849         13,928              14,063
12/31/2004     13,862           11,805         14,434              14,454
 1/31/2005     13,602           11,830         14,049              14,234
 2/28/2005     13,862           11,898         14,342              14,491
 3/31/2005     13,705           11,991         14,089              14,257
 4/30/2005     13,480           12,072         13,771              13,985



                          Cumulative Total Returns With Load   Average Annual Total Returns With Load

Periods Ending April 30,                             Since                               Since
2005                      6 Months 1 Year 5 Years Inception/2/ 1 Year     5 Years     Inception/2/
ISI Strategy Fund - ISI
 Shares                    -0.90%  2.23%   0.17%    34.80%     2.23%       0.03%         4.00%
------------------------------------------------------------------------------------------------------
Dow Jones Wilshire
 5000 (Full Cap) Index/3/   3.50%  7.00%  -9.76%    37.71%     7.00%      -2.03%         4.31%
------------------------------------------------------------------------------------------------------
Consumer Price Index/4/     1.93%  3.51%  13.61%    20.71%     3.51%       2.58%         2.51%
------------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio Funds
 Average/5/                 2.80%  6.09%   5.59%    39.85%     6.09%       0.79%         4.31%
------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase and redemption payments and (2) ongoing costs, including management fees, Rule 12b-1 distribution fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on November 1, 2004 and held for the six months through April 30, 2005.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE

                                       BEGINNING         ENDING     EXPENSES PAID ANNUAL
                                     ACCOUNT VALUE   ACCOUNT VALUE     DURING     EXPENSE
                                    NOVEMBER 1, 2004 APRIL 30, 2005  PERIOD/(1)/   RATIO
-----------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                          $1,000.00       $1,015.77        $3.45      0.69%
Hypothetical Return                    $1,000.00       $1,021.37        $3.46      0.69%

MANAGED MUNICIPAL FUND
Actual Return                          $1,000.00       $1,012.26        $4.24      0.85%
Hypothetical Return                    $1,000.00       $1,020.58        $4.26      0.85%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                          $1,000.00       $1,021.94        $5.16      1.03%
Hypothetical Return                    $1,000.00       $1,019.69        $5.16      1.03%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                          $1,000.00       $1,018.67        $8.41      1.68%
Hypothetical Return                    $1,000.00       $1,016.46        $8.40      1.68%

ISI STRATEGY FUND
Actual Return                          $1,000.00       $1,021.97        $4.71      0.94%
Hypothetical Return                    $1,000.00       $1,020.13        $4.71      0.94%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

ISI FUNDS

PORTFOLIO PROFILES (AS A % OF TOTAL NET ASSETS) (UNAUDITED)      APRIL 30, 2005

                     TOTAL RETURN US TREASURY FUND
                     US Treasury Obligations        87.62%
                     Repurchase Agreements          11.44%
                     Other                           0.94%
                                                   -------
                                                   100.00%

                     MANAGED MUNICIPAL FUND
                     Aaa*                           64.52%
                     Aa*                            33.10%
                     Repurchase Agreements           1.61%
                     Other                           0.77%
                                                   -------
                                                   100.00%

* Ratings are based on Moody's Investor Services, Inc.

                  NORTH AMERICAN GOVERNMENT BOND FUND
                  Canadian Securities                   7.20%
                  Mexican Securities                   17.79%
                  US Treasury Securities               67.46%
                  Repurchase Agreements                 6.75%
                  Other                                 0.80%
                                                      -------
                                                      100.00%

                         ISI STRATEGY FUND
                         Basic Materials          2.93%
                         Biotechnology            0.50%
                         Business Services        3.21%
                         Capital Goods            3.27%
                         Consumer Cyclicals       3.64%
                         Consumer Staples         9.64%
                         Energy                   5.79%
                         Finance                 12.36%
                         Health Care              8.83%
                         Information Services     1.77%
                         Internet                 1.21%
                         Retail                   3.62%
                         Technology               6.10%
                         Transportation           3.25%
                         Utilities                2.03%
                         US Treasury Securities  29.06%
                         Repurchase Agreements    2.03%
                         Other                    0.76%
                                                -------
                                                100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                         INTEREST       MATURITY          PAR             MARKET
  SECURITY                                 RATE           DATE           VALUE            VALUE
  -------------------------------------------------------------------------------------------------
  US TREASURY OBLIGATIONS - 87.62%
   US Treasury Bond                      10.375%        11/15/12      $14,250,000      $ 16,543,359
   US Treasury Bond                       7.500%        11/15/24        4,000,000         5,485,625
   US Treasury Bond                       7.625%         2/15/25       11,500,000        15,992,188
   US Treasury Bond                       6.000%         2/15/26       11,500,000        13,616,719
   US Treasury Bond                       6.375%         8/15/27       28,000,000        34,820,625
   US Treasury Note                       1.250%         5/31/05       17,100,000        17,081,297
   US Treasury Note                       2.750%         6/30/06       10,000,000         9,921,875
   US Treasury Note                       3.125%         1/31/07        4,000,000         3,967,500
   US Treasury Note                       3.000%         2/15/08       15,000,000        14,714,063
   US Treasury Note                       5.500%         5/15/09       25,000,000        26,582,031
                                                                                       ------------

       TOTAL US TREASURY OBLIGATIONS
         (COST $160,723,888).....................................................       158,725,282
                                                                                       ------------

  REPURCHASE AGREEMENT - 11.44%
       JPMORGAN CHASE BANK, N.A.
         Dated 4/29/05, 2.250%, principal and interest in the amount of $20,732,887 due 5/02/05, collaterized by US Treasury Bill, par value of $21,242,000,
         due 6/30/05 with a value of $21,143,862                                         20,729,000
                                                                                       ------------

       TOTAL REPURCHASE AGREEMENT
         (COST $20,729,000)......................................................        20,729,000
                                                                                       ------------

  TOTAL INVESTMENTS - 99.06%
         (COST $181,452,888)*.........................................................  179,454,282

  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.94%.......................................    1,711,075
                                                                                       ------------
  NET ASSETS - 100.00%................................................................ $181,165,357
                                                                                       ============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) consists of:

            Gross Unrealized Appreciation............. $   836,292
            Gross Unrealized Depreciation.............  (2,834,898)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(1,998,606)
                                                       ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR        MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE       VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.62%
GENERAL OBLIGATIONS - 68.11%
Alexandria, VA, Capital Improvement                   4.250%  6/15/21   Aaa/AAA  $3,300,000 $  3,343,527
Arlington County, VA                                  5.000%  10/1/14   Aaa/AAA   2,000,000    2,140,780
Arlington County, VA                                  4.500%  1/15/28   Aaa/AAA   4,500,000    4,550,895
Cary, NC                                              5.000%   3/1/18   Aaa/AAA   2,000,000    2,170,580
Charlotte, NC                                         5.000%   2/1/19   Aaa/AAA   2,300,000    2,445,682
Chesterfield County, VA                               5.000%  1/15/20   Aaa/AAA   1,000,000    1,059,980
Dallas, TX                                            4.000%  2/15/16   Aa1/AA+   2,450,000    2,463,646
Dallas, TX                                            4.500%  2/15/23   Aa1/AA+   3,500,000    3,539,620
Delaware State, Series A                              4.200%   1/1/20   Aaa/AAA   1,675,000    1,692,119
Dupage County, IL, Jail Project                       5.600%   1/1/21   Aaa/AAA   1,600,000    1,876,400
Florida State, Board of Education, Public Education
  Capital Outlay, Series A                            5.125%   6/1/21   Aa1/AAA   1,000,000    1,070,690
Florida State, Board of Education, Public Education,
  Series I                                            4.125%   6/1/21   Aa1/AAA   3,000,000    2,975,520
Georgia State, Series D                               5.000%  10/1/17   Aaa/AAA     390,000      421,153
King County, WA, Series G                             5.000%  12/1/17   Aa1/AA+   2,565,000    2,676,167
Maryland State, Capital Improvement, Series A         4.000%  2/15/20   Aaa/AAA   4,000,000    3,993,160
Mecklenburg County, NC, Series A                      4.250%   2/1/19   Aaa/AAA   2,000,000    2,036,300
Mecklenburg County, NC, Series A                      4.000%   2/1/20   Aaa/AAA   3,000,000    2,991,570
Minneapolis, MN, Series B                             5.200%   3/1/13   Aa1/AAA   3,200,000    3,227,264
Minnesota State                                       5.500%   6/1/18   Aa1/AAA   2,000,000    2,202,040
Missouri State, Fourth State Building, Series A       4.125%  10/1/19   Aaa/AAA   2,000,000    2,021,640
Missouri State, Fourth State Building, Series A       5.000%   6/1/23   Aaa/AAA   2,000,000    2,089,440
Montgomery County, MD, Series A                       4.000%   5/1/21   Aaa/AAA   2,450,000    2,431,380
Montgomery County, MD, Series A                       5.000%   2/1/22   Aaa/AAA   2,750,000    2,974,537
North Carolina State, Public School Building          4.600%   4/1/17   Aa1/AAA   5,000,000    5,222,200
Salt Lake City, UT, School District, Series A         4.500%   3/1/20    Aaa/NR   2,240,000    2,292,640
South Carolina State, Highway, Series B               5.000%   4/1/19   Aaa/AAA   1,000,000    1,078,200
Washington State, Series E                            5.000%   7/1/22    Aa1/AA   2,000,000    2,064,240
                                                                                            ------------
                                                                                              67,051,370
                                                                                            ------------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                                        RATING/1/
                                                      INTEREST MATURITY (MOODY'S/    PAR        MARKET
SECURITY                                                RATE     DATE     S&P)      VALUE       VALUE
---------------------------------------------------------------------------------------------------------
OTHER REVENUE - 6.90%
Gwinnett County, GA, Water & Sewer Authority           5.250%   8/1/24   Aaa/AAA  $1,500,000 $  1,629,765
Gwinnett County, GA, Water & Sewer Authority,
  Series B                                             4.750%   8/1/21   Aaa/AAA   2,000,000    2,089,440
Texas, Water Development Board Revenue                 4.750%  7/15/20   Aaa/AAA   3,000,000    3,074,280
                                                                                             ------------
                                                                                                6,793,485
                                                                                             ------------
PREREFUNDED ISSUES - 22.61%
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @ 101                                         5.250%   6/1/24   Aa1/AAA   1,600,000    1,752,208
Chesterfield Country, VA, 1/15/10 @ 100                5.625%  1/15/14   Aaa/AAA   1,350,000    1,501,592
Chicago, IL, Metropolitan Water Reclamation
  District-Greater Chicago Capital Improvement,
  12/1/05 @ 100                                        6.300%  12/1/09   Aaa/AA+   1,000,000    1,021,720
Delaware State, Series A, 4/1/06 @ 100                 5.125%   4/1/16   Aaa/AAA   2,150,000    2,197,623
Delaware State, Series A, 4/1/10 @ 100                 5.500%   4/1/19   Aaa/AAA   2,500,000    2,778,525
Florida State, Transportation, 7/1/05 @ 101            5.800%   7/1/18   Aa1/AAA   2,000,000    2,031,160
Georgia State, Series D, 10/1/10 @ 100                 5.000%  10/1/17   Aaa/AAA   1,460,000    1,595,532
Guilford County, NC, Series B, 10/1/10 @ 102           5.250%  10/1/16   Aa1/AAA   3,000,000    3,364,740
Gwinnett County, GA, Water & Sewer Authority,
  8/1/09 @ 101                                         5.300%   8/1/20   Aaa/AAA   1,250,000    1,374,750
South Carolina State, Highway, Series B, 7/1/06 @ 102  5.650%   7/1/21   Aaa/AAA   1,260,000    1,326,893
South Carolina State, State Institutional, Series A,
  3/1/10 @ 101                                         5.300%   3/1/17   Aaa/AAA   1,700,000    1,885,317
Virginia State, 6/1/09 @ 100                           5.250%   6/1/16   Aaa/AAA   1,320,000    1,435,460
                                                                                             ------------
                                                                                               22,265,520
                                                                                             ------------

     TOTAL MUNICIPAL BONDS
       (COST $90,903,606)..............................................................        96,110,375
                                                                                             ------------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                                                       MARKET
SECURITY                                                                               VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.61%
     JPMORGAN CHASE BANK, N.A.
       Dated 4/29/05, 2.250%, principal and interest in the amount of $1,584,297 due 5/2/05, collateralized by US Treasury Bill, par value of $1,624,000,
       due 6/30/05 with a value of $1,616,497                                       $  1,584,000
                                                                                    ------------

     TOTAL REPURCHASE AGREEMENT
       (COST $1,584,000)...........................................................    1,584,000
                                                                                    ------------

TOTAL INVESTMENTS - 99.23%
       (COST $92,487,606)*.........................................................   97,694,375

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.77%......................................      756,975
                                                                                    ------------
NET ASSETS - 100.00%............................................................... $ 98,451,350
                                                                                    ============

--------------------------------------------------------------------------------
/1/The Moody's and Standard & Poor's ratings are unaudited.
Moody's Municipal Bond Ratings:
   AaaJudged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAAOf the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR Not Rated.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) consists of:

             Gross Unrealized Appreciation............. $5,224,505
             Gross Unrealized Depreciation.............    (17,736)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $5,206,769
                                                        ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                INTEREST  MATURITY  PAR/NOMINAL     MARKET
   SECURITY                       RATE      DATE     VALUE/1/       VALUE
   --------------------------------------------------------------------------
   CANADIAN SECURITIES - 7.20%
    Canadian Government Bond       5.000%   6/1/14  C 17,360,000 $ 14,688,329
                                                                 ------------

        TOTAL CANADIAN SECURITIES
          (COST $14,964,274)...............................        14,688,329
                                                                 ------------

   MEXICAN SECURITIES - 17.79%
    Mexican Bono/2/                8.000% 12/28/06 P  97,157,700    8,518,429
    Mexican Bono/2/                9.000% 12/24/09    80,112,300    6,931,956
    Mexican Bono/2/                8.000% 12/23/10   185,014,100   15,116,029
    Mexican Bono/2/                9.000% 12/20/12    31,470,000    2,630,242
    Mexican Bono/2/                9.500% 12/18/14    24,013,700    2,032,641
    Mexican Cetes/3/           10.430%/4/   6/9/05    11,755,140    1,051,623
                                                                 ------------

        TOTAL MEXICAN SECURITIES
          (COST $36,600,527)...............................        36,280,920
                                                                 ------------

   US SECURITIES - 67.46%
    US Treasury Bond               7.625%  2/15/25 $  10,100,000   14,045,313
    US Treasury Bond               6.000%  2/15/26    11,500,000   13,616,719
    US Treasury Bond               6.375%  8/15/27    22,100,000   27,483,422
    US Treasury Note               1.250%  5/31/05     5,150,000    5,144,367
    US Treasury Note               2.750%  6/30/06    10,000,000    9,921,875
    US Treasury Note               2.375%  8/15/06     2,000,000    1,972,188
    US Treasury Note               3.125%  1/31/07     5,000,000    4,959,375
    US Treasury Note               3.000%  2/15/08    16,100,000   15,793,094
    US Treasury Note               3.250%  8/15/08     5,500,000    5,412,344
    US Treasury Note               3.125%  9/15/08     2,000,000    1,959,062
    US Treasury Note               5.000%  2/15/11    19,500,000   20,560,313
    US Treasury Note               5.000%  8/15/11     6,500,000    6,864,609
    US Treasury Note               4.250%  8/15/13     9,750,000    9,829,219
                                                                 ------------

        TOTAL US SECURITIES
          (COST $140,813,049)..............................       137,561,900
                                                                 ------------


                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                                    MARKET
  SECURITY                                                          VALUE
  ----------------------------------------------------------------------------

  REPURCHASE AGREEMENT - 6.75%
       JPMORGAN CHASE BANK, N.A. Dated 4/29/05, 2.250%,
         principal and interest in the amount of
         $13,744,582 due 5/02/05, collateralized by US
         Treasury Bill, par value of $14,113,000, due 6/30/05
         with a value of $14,047,798                             $  13,772,000
                                                                 -------------

       TOTAL REPURCHASE AGREEMENT (COST $13,772,000)............    13,772,000
                                                                 -------------

  TOTAL INVESTMENTS - 99.20% (COST $206,149,850)*...............   202,303,149

  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.80%.................     1,623,422
                                                                 -------------
  NET ASSETS - 100.00%..........................................  $203,926,571
                                                                 =============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
  (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
  Mexican government.
/3/Cetes are short-term Mexican government debt securities.
/4/Yield as of April 30, 2005.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) consists of:

            Gross Unrealized Appreciation............. $   574,625
            Gross Unrealized Depreciation.............  (4,421,326)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(3,846,701)
                                                       ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                            MARKET
          SECURITY                                SHARES    VALUE
          -----------------------------------------------------------
          COMMON STOCK - 68.15%
          BASIC MATERIALS - 2.93%
          Air Products & Chemicals, Inc.             250 $     14,683
          AK Steel Holding Corp.+                  5,000       36,250
          Alcoa, Inc.                                712       20,662
          Allegheny Technologies, Inc.               548       12,275
          Archer-Daniels-Midland Co.               6,000      107,940
          Bowater, Inc.                              100        3,249
          Buckeye Technologies, Inc.+              3,400       26,860
          Caraustar Industries, Inc.+              2,400       21,456
          Crown Holdings, Inc.+                    4,600       69,230
          Dow Chemical Co.                           592       27,190
          Du Pont (E .I.) de Nemours & Co.         1,412       66,519
          FMC Corp.+                               2,100      102,900
          Glatfelter                                 873       10,415
          Hercules, Inc.+                         10,807      142,977
          International Paper Co.                  3,719      127,525
          Massey Energy Co.                        4,900      176,939
          Monsanto Co.                               282       16,531
          Nucor Corp.                              5,200      265,720
          OM Group, Inc.+                          3,000       65,820
          Owens-Illinois, Inc.+                      100        2,452
          PPG Industries, Inc.                       200       13,510
          Praxair, Inc.                              300       14,049
          Rohm & Haas Co.                            273       11,919
          RPM International, Inc.                  9,400      162,150
          Smurfit-Stone Container Corp.+           1,900       24,909
          Sonoco Products Co.                        270        7,314
          Temple-Inland, Inc.                        200        6,750
          Weyerhaeuser Co.                           350       24,014
                                                         ------------
                                                            1,582,208
                                                         ------------
          BIOTECHNOLOGY - 0.50%
          American Pharmaceutical Partners, Inc.+    238       12,405
          Caremark Rx, Inc.+                       6,431      257,562
                                                         ------------
                                                              269,967
                                                         ------------
          BUSINESS SERVICES - 3.21%
          Alderwoods Group, Inc.+                  4,004       52,252
          Allied Waste Industries, Inc.+           5,600       44,744
          CCC Information Services Group+            548       12,785
          Cendant Corp.                            5,190      103,333
          CheckFree Corp.+                         5,000      183,400
          Computer Sciences Corp.+                 5,000      217,400
          First Data Corp.                         5,000      190,150
          IMS Health, Inc.                         5,000      119,900

                                                           MARKET
            SECURITY                             SHARES    VALUE

            Interpublic Group of Cos., Inc.+      1,900 $     24,434
            Landauer, Inc.                          700       31,745
            Regis Corp.                           4,211      150,459
            Rent-A-Center, Inc.+                  6,000      144,240
            ServiceMaster Co.                     1,100       14,113
            United Rentals, Inc.+                10,023      184,323
            VCA Antech, Inc.+                     5,400      125,712
            Waste Management, Inc.                4,426      126,097
            Weight Watchers International, Inc.+    160        6,680
                                                        ------------
                                                           1,731,767
                                                        ------------
            CAPITAL GOODS - 3.27%
            AGCO Corp.+                           3,100       53,320
            American Standard Cos., Inc.+           900       40,239
            Boeing Co.                              730       43,450
            Caterpillar, Inc.                       510       44,906
            Clarcor, Inc.                           100        5,061
            Cree, Inc.+                           5,000      120,950
            DDi Corp.+                            7,500       20,625
            Deere & Co.                             200       12,508
            Emerson Electric Co.                    460       28,828
            General Electric Co.                  9,414      340,787
            Harsco Corp.                             97        5,204
            Illinois Tool Works, Inc.               690       57,836
            Johnson Controls, Inc.                1,220       66,941
            Kennametal, Inc.                      1,600       72,480
            Manitowoc Co.                         5,000      200,000
            Orbital Sciences Corp.+               2,000       18,640
            Pitney Bowes, Inc.                      429       19,185
            Raytheon Co.                            200        7,522
            Sanmina-SCI Corp.+                    3,900       15,639
            Solectron Corp.+                      4,100       13,530
            Spectrum Brands, Inc.+                4,900      178,556
            Terex Corp.+                          2,700      100,926
            Textron, Inc.                           200       15,070
            United Stationers, Inc.+                600       25,308
            URS Corp.+                            1,430       43,973
            York International Corp.              5,500      215,214
                                                        ------------
                                                           1,766,698
                                                        ------------
            CONSUMER CYCLICALS - 3.64%
            Black & Decker Corp.                    100        8,363
            Brunswick Corp.                         271       11,382
            Centex Corp.                            400       23,088
            D.R. Horton, Inc.                     6,666      203,313
            Ford Motor Co.                       10,800       98,388

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                            MARKET
           SECURITY                               SHARES    VALUE
           ----------------------------------------------------------
           COMMON STOCK
           CONSUMER CYCLICALS (CONTINUED)
           General Motors Corp.                    2,545 $     67,901
           Genesis Intermedia, Inc.^+                600            -
           Genuine Parts Co.                       1,450       62,205
           Harley-Davidson, Inc.                     300       14,106
           Harrah's Entertainment, Inc.              200       13,124
           KB Home                                   400       22,800
           Knight-Ridder, Inc.                       169       10,934
           La Quinta Corp.+                          100          870
           Lear Corp.                                300       10,167
           Lee Enterprises Inc.                      100        4,151
           Lennar Corp. - Class A                    400       20,588
           Marriott International, Inc. - Class A    300       18,825
           Masco Corp.                               210        6,613
           McGraw-Hill Cos., Inc.                    300       26,124
           Meredith Corp.                            100        4,700
           Mohawk Industries, Inc.+                  150       11,672
           News Corp. Ltd. - Class A              10,404      158,973
           New York Times Co. - Class A            5,000      166,800
           Penn National Gaming, Inc.+             9,398      296,037
           Scholastic Corp.+                         600       20,910
           Scripps (E.W.) Co. - Class A              600       30,558
           V.F. Corp.                              5,200      294,268
           Washington Post Co. - Class B              36       31,113
           Whirlpool Corp.                         5,200      322,712
                                                         ------------
                                                            1,960,685
                                                         ------------
           CONSUMER STAPLES - 9.64%
           Altria Group, Inc.                      2,171      141,093
           AmerisourceBergen Corp.                 5,000      306,400
           Anheuser-Busch Cos., Inc.               3,202      150,078
           Aramark Corp. - Class B                 5,637      138,163
           Brinker International, Inc.+            5,000      169,000
           Bunge Ltd.                              4,276      242,877
           Cardinal Health, Inc.                   9,215      512,077
           Clear Channel Communications, Inc.         85        2,715
           Clorox Co.                                268       16,964
           Coca-Cola Co.                           5,612      243,785
           Colgate Palmolive Co.                     820       40,828
           ConAgra Foods, Inc.                       469       12,546
           Dean Foods Co.+                         5,000      171,800
           EchoStar Communications Corp. -
            Class A                                5,000      144,750
           Eastman Kodak Co.                       5,570      139,250
           Entercom Communications Corp.+            260        8,380

                                                          MARKET
            SECURITY                            SHARES    VALUE

            Fortune Brands, Inc.                    38 $      3,214
            IAC/InterActiveCorp.+                5,086      110,570
            Kimberly-Clark Corp.                   514       32,099
            Liberty Media Corp. - Class A+       7,580       76,103
            Liberty Media International,
             Inc. - Class A+                     5,379      223,067
            McDonald's Corp.                    10,000      293,100
            McKesson Corp.                       4,700      173,900
            PepsiCo, Inc.                        2,711      150,840
            Procter & Gamble Co.                 7,644      413,923
            Regal Entertainment Group - Class A  5,000      101,450
            Reynolds American, Inc.              5,000      389,850
            Sara Lee Corp.                         300        6,417
            Sirius Satellite Radio, Inc.+        8,200       39,032
            SpectraSite, Inc.+                   2,048      114,954
            SUPERVALU, Inc.                      5,000      157,800
            Time Warner, Inc.+                  11,036      185,515
            UnitedGlobalCom, Inc. - Class A+    19,900      178,105
            Univision Communications,
             Inc. - Class A+                     1,402       36,859
            Viacom, Inc. - Class B               1,866       64,601
            Yum! Brands, Inc.                      180        8,453
                                                       ------------
                                                          5,200,558
                                                       ------------
            ENERGY - 5.79%
            ChevronTexaco Corp.                 10,628      552,656
            ConocoPhillips                       4,325      453,476
            Devon Energy Corp.                   4,624      208,866
            Exxon Mobil Corp.                   14,763      841,934
            Lone Star Technologies+              4,900      190,806
            Marathon Oil Corp.                   4,500      209,565
            Sunoco, Inc.                         1,513      150,180
            Valero Energy Corp.                  7,425      508,835
            Veritas DGC, Inc.+                     300        7,680
                                                       ------------
                                                          3,123,998
                                                       ------------
            FINANCE - 12.36%
            Affiliated Managers Group+             600       37,518
            AMBAC Financial Group, Inc.            250       16,713
            American Equity Investment Life
             Holding Co.                         2,261       26,996
            American Express Co.                 1,825       96,178
            American Home Mortgage Investment
             Corp.                               5,000      163,500
            American International Group, Inc.  10,000      508,500
            AmeriCredit Corp.+                   5,000      117,000

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                           MARKET
            SECURITY                             SHARES    VALUE
            --------------------------------------------------------
            COMMON STOCK
            FINANCE (CONTINUED)
            Anworth Mortgage Asset Corp.         14,967 $    139,642
            Arthur J. Gallagher & Co.             5,000      139,200
            Associated Banc Corp.                   181        5,597
            Bank of America Corp.                 3,984      179,439
            Bank of New York Co., Inc.              670       18,720
            BB&T Corp.                            1,391       54,541
            Bear Stearns Cos., Inc.                 220       20,825
            Boston Properties, Inc.               5,100      338,997
            Capital One Financial Corp.             150       10,634
            Citigroup, Inc.                       7,702      361,686
            City National Corp.                     100        7,050
            Colonial BancGroup, Inc.              5,000      110,300
            Comerica, Inc.                          250       14,315
            Commerce Bancorp, Inc.                1,740       48,703
            Commerce Bancshares, Inc.               138        6,650
            Compass Bancshares, Inc.              5,000      215,100
            Doral Financial Corp.                11,300      158,765
            Equity Office Properties Trust          344       10,826
            Equity Residential                      200        6,870
            Fannie Mae                              652       35,175
            Fidelity National Financial, Inc.       520       16,697
            First Horizon National Corp.            100        4,153
            Franklin Resources, Inc.                300       20,604
            Genworth Financial, Inc.              5,000      139,750
            Golden West Financial Corp.             600       37,398
            Goldman Sachs Group, Inc.             5,000      533,950
            Health Care Property Investors, Inc.    200        5,128
            Host Marriott Corp.                   5,200       87,464
            Irwin Financial Corp.                 3,645       73,155
            iStar Financial, Inc.                   100        3,984
            J.P. Morgan Chase & Co.               2,580       91,564
            Kimco Realty Corp.                    3,450      191,096
            Legg Mason, Inc.                        300       21,258
            Lehman Brothers Holdings, Inc.        5,400      495,288
            Liberty Property Trust                  100        3,983
            M & T Bank Corp.                        512       52,966
            MBIA, Inc.                              150        7,857
            MBNA, Inc.                            1,475       29,131
            Mellon Financial Corp.                  210        5,815
            Mercantile Bankshares Corp.             100        5,081
            Merrill Lynch & Co., Inc.             6,120      330,052
            Moody's Corp.                         1,987      163,212
            Morgan Stanley                        2,481      130,550

                                                          MARKET
             SECURITY                           SHARES    VALUE

             North Fork Bancorp., Inc.             579 $     16,299
             Northern Trust Corp.                  300       13,509
             Old Republic International Corp.      150        3,540
             PNC Financial Services Group, Inc.    460       24,486
             ProLogis                            5,000      197,950
             Public Storage, Inc.                  186       10,918
             Radian Group, Inc.                    200        8,886
             Regions Financial Corp.               546       18,286
             SEI Investments Co.                 1,000       32,810
             Simon Property Group, Inc.            100        6,607
             SLM Corp.                           1,250       59,550
             South Financial Group, Inc.         5,000      131,950
             St. Paul Travelers Cos., Inc.         100        3,580
             State Street Corp.                    300       13,869
             Stewart Information Services Corp.  1,469       52,913
             Student Loan Corp.                    810      156,938
             SunTrust Banks, Inc.                  602       43,844
             T. Rowe Price Group, Inc.             100        5,517
             TCF Financial Corp.                   200        5,058
             Torchmark Corp.                       200       10,686
             UCBH Holdings, Inc.                10,000      157,300
             UnionBanCal Corp.                     200       12,312
             UnumProvident Corp.                 1,438       24,043
             US Bancorp                          2,473       68,997
             Valley National Bancorp               455       11,279
             Wachovia Corp.                      1,867       95,553
             Washington Mutual, Inc.             1,084       44,791
             Westamerica Bancorp.                  100        4,994
             Wilmington Trust Corp.                200        7,070
             WSFS Financial Corp.                2,350      120,156
             Zions Bancorp.                        100        7,003
                                                       ------------
                                                          6,670,270
                                                       ------------
             HEALTH CARE - 8.83%
             Abbott Laboratories                 4,335      213,109
             Aetna, Inc.                         6,000      440,220
             Allergan, Inc.                        210       14,782
             Alpharma, Inc. - Class A            5,000       47,200
             Bausch & Lomb, Inc.                   100        7,500
             Baxter International, Inc.            500       18,550
             Beckman Coulter, Inc.                 100        6,671
             Becton Dickinson & Co.                200       11,704
             Beverly Enterprises, Inc.+          4,000       46,880
             Biomet, Inc.                          275       10,640
             Bristol-Myers Squibb Co.            2,247       58,422
             C.R. Bard, Inc.                       420       29,891

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                            MARKET
           SECURITY                               SHARES    VALUE
           ----------------------------------------------------------
           COMMON STOCK
           HEALTH CARE (CONTINUED)
           Cigna Corp.                             5,100 $    469,098
           Curative Health Services, Inc.+         2,417        3,819
           Dentsply International, Inc.              150        8,199
           Edwards Lifesciences Corp.+               380       16,735
           Eli Lilly & Co.                         2,396      140,094
           Express Scripts, Inc.+                  5,000      448,200
           Guidant Corp.                           1,155       85,562
           HCA, Inc.                               2,560      142,950
           Health Net, Inc.+                       1,820       61,934
           Henry Schein, Inc.+                       300       11,253
           Hospira, Inc.+                            933       31,302
           Humana, Inc.+                           1,800       62,370
           Johnson & Johnson                       6,006      412,192
           Manor Care, Inc.                          460       15,341
           Medco Health Solutions, Inc.+           5,000      254,850
           Medtronic, Inc.                         2,670      140,709
           Merck & Co., Inc.                      13,143      445,548
           Mylan Laboratories, Inc.                  262        4,323
           PacifiCare Health Systems, Inc.+        5,000      298,800
           Par Pharmaceutical Cos., Inc.+            700       21,021
           Pfizer, Inc.                           13,363      363,073
           Renal Care Group, Inc.+                   150        5,723
           Stryker Corp.                             600       29,130
           UnitedHealth Group, Inc.                2,349      222,004
           Watson Pharmaceuticals, Inc.+             100        3,000
           Wyeth                                   3,630      163,132
                                                         ------------
                                                            4,765,931
                                                         ------------
           INFORMATION SERVICES - 1.77%
           Alltel Corp.                            5,377      306,274
           AT&T Corp.                              1,715       32,808
           BellSouth Corp.                         5,680      150,463
           Nextel Communications, Inc. - Class A+    430       12,036
           Sprint Corp.                           11,000      244,860
           Verizon Communications, Inc.            5,888      210,790
                                                         ------------
                                                              957,231
                                                         ------------
           INTERNET - 1.21%
           Cisco Systems, Inc.+                   14,057      242,905
           eBay, Inc.+                             6,840      217,033
           VeriSign, Inc.+                         1,400       37,044
           Yahoo!, Inc.+                           4,520      155,985
                                                         ------------
                                                              652,967
                                                         ------------

                                                         MARKET
             SECURITY                          SHARES    VALUE

             RETAIL - 3.62%
             American Eagle Outfitters         10,000 $    262,200
             Autonation, Inc.+                    234        4,275
             Bed Bath & Beyond, Inc.+             200        7,442
             Best Buy Co., Inc.                   304       15,303
             Costco Wholesale Corp.               660       26,783
             CVS Corp.                            272       14,030
             Gap, Inc.                          1,912       40,821
             Home Depot, Inc.                   1,520       53,762
             Kroger Co.+                        4,810       75,854
             Lowe's Cos., Inc.                  1,134       59,093
             Office Depot, Inc.+                  100        1,958
             RadioShack Corp.                     300        7,491
             Saks, Inc.+                          380        6,475
             Sears Holdings Corp.+              5,000      676,200
             Target Corp.                       1,198       55,587
             Urban Outfitters, Inc.+            5,000      221,500
             Walgreen Co.                       1,525       65,667
             Wal-Mart Stores, Inc.              7,566      356,661
                                                      ------------
                                                         1,951,102
                                                      ------------
             TECHNOLOGY - 6.10%
             Agilent Technologies, Inc.+        5,105      105,929
             Analog Devices, Inc.               5,200      177,372
             Apple Computer, Inc.+             10,000      360,600
             Applied Materials, Inc.            3,630       53,978
             Autodesk, Inc.+                   10,000      318,300
             Dell, Inc.+                        4,691      163,388
             Harris Corp.                      10,000      282,000
             IBM                                3,422      261,372
             Integrated Circuit Systems, Inc.+    210        3,837
             Intel Corp.                       10,874      255,756
             KLA-Tencor Corp.                     200        7,804
             Linear Technology Corp.            1,361       48,642
             Maxtor Corp.+                      2,700       13,095
             Microsoft Corp.                   29,646      750,044
             Oracle Corp.+                      5,181       59,892
             Photronics, Inc.+                    100        1,590
             Qualcomm, Inc.                     4,688      163,564
             Texas Instruments, Inc.            5,615      140,150
             Veritas Software Corp.+            3,559       73,280
             Xerox Corp.+                       1,745       23,121
             Xilinx, Inc.                       1,000       26,940
                                                      ------------
                                                         3,290,654
                                                      ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                                           MARKET
           SECURITY                              SHARES    VALUE
           ---------------------------------------------------------
           COMMON STOCK
           TRANSPORTATION - 3.25%
           CNF, Inc.                              5,000 $    213,750
           CSX Corp.                              5,000      200,650
           FedEx Corp.                            5,100      433,245
           General Maritime Corp.                 3,245      142,293
           Ryder Systems, Inc.                    1,900       70,167
           Union Pacific Corp.                    5,000      319,650
           United Parcel Service, Inc. - Class B  5,300      377,943
                                                        ------------
                                                           1,757,698
                                                        ------------
           UTILITIES - 2.03%
           American Electric Power Co., Inc.      3,550      125,031
           CMS Energy Corp.+                      5,060       65,375
           PPL Corp.                                 93        5,046
           TXU Corp.                             10,487      899,680
                                                        ------------
                                                           1,095,132
                                                        ------------
           TOTAL COMMON STOCK
             (COST $32,877,380)........................   36,776,866
                                                        ------------


                                                  MARKET
                    SECURITY            SHARES    VALUE

                    RIGHTS - 0.00%
                    Seagate^+ (Cost $0)  300   $          -
                                               ------------

                    WARRANTS - 0.00%
                    MascoTech^+          200              -
                    Tokheim Corp.+       500              1
                                               ------------
                    TOTAL WARRANTS
                      (COST $8,109)...........            1
                                               ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2005

                                          INTEREST       MATURITY          PAR            MARKET
                                            RATE           DATE           VALUE           VALUE
    -----------------------------------------------------------------------------------------------
    US TREASURY SECURITIES - 29.06%
     US Treasury Bond                      9.250%        2/15/16        $1,000,000      $ 1,426,094
     US Treasury Bond                      8.750%        5/15/17         1,500,000        2,111,484
     US Treasury Note                      1.250%        5/31/05         2,250,000        2,247,539
     US Treasury Note                      2.750%        6/30/06         2,500,000        2,480,469
     US Treasury Note                      5.500%        5/15/09           250,000          265,820
     US Treasury Note                      4.250%        8/15/13         1,000,000        1,008,125
     US Treasury Note                      4.750%        5/15/14         3,000,000        3,127,500
     US Treasury Note                      4.250%        8/15/14         3,000,000        3,013,125
                                                                                        -----------

         TOTAL US TREASURY SECURITIES
           (COST $15,238,121).....................................................       15,680,156
                                                                                        -----------

    REPURCHASE AGREEMENT - 2.03%
         JPMORGAN CHASE BANK, N.A.
           Dated 4/29/05, 2.250%, principal and interest in the amount of $1,094,205 due 5/2/05, collaterized by US Treasury Bill, par value of $1,122,000,
           due 6/30/05 with a value of $1,116,816                                         1,094,000
                                                                                        -----------

         TOTAL REPURCHASE AGREEMENT
           (COST $1,094,000)......................................................        1,094,000
                                                                                        -----------

    TOTAL INVESTMENTS IN SECURITIES - 99.24%
           (COST $49,217,610)*.........................................................  53,551,023

    OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%......................................     410,973
                                                                                        -----------
    NET ASSETS - 100.00%............................................................... $53,961,996
                                                                                        ===========

--------------------------------------------------------------------------------
+Non-income producing security.
^Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $ 6,457,546
            Gross Unrealized Depreciation.............  (2,124,133)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 4,333,413
                                                       ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2005

                                                                         TOTAL RETURN US    MANAGED
                                                                          TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $160,723,888 and $90,903,606, respectively)..................  $158,725,282    $96,110,375
   Repurchase agreement
     (cost $20,729,000 and $1,584,000, respectively)....................    20,729,000      1,584,000
 Cash...................................................................           672            150
 Receivables:
   Interest.............................................................     2,457,289      1,089,279
 Prepaid expenses.......................................................        17,032         17,605
                                                                          ------------    -----------
 Total assets...........................................................   181,929,275     98,801,409
                                                                          ------------    -----------
LIABILITIES:
 Payables:
   Capital shares redeemed..............................................        77,727              -
   Dividends............................................................       550,250        255,999
 Accrued Liabilities:
   Investment advisory fees.............................................        35,409         32,702
   Directors' fees and expenses.........................................         1,885            993
   Distribution fees....................................................        37,315         20,439
   Accrued expenses and other...........................................        61,332         39,926
                                                                          ------------    -----------
 Total liabilities......................................................       763,918        350,059
                                                                          ------------    -----------
Net assets..............................................................  $181,165,357    $98,451,350
                                                                          ============    ===========
COMPONENTS OF NET ASSETS:
 Paid in capital........................................................  $184,902,493    $93,530,949
 Distributions in excess of net investment income.......................    (1,951,105)      (305,422)
 Accumulated net realized gain from investment transactions.............       212,575         19,054
 Net unrealized appreciation (depreciation) on investments..............    (1,998,606)     5,206,769
                                                                          ------------    -----------
Net assets..............................................................  $181,165,357    $98,451,350
                                                                          ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)    19,020,135      9,078,409
                                                                          ------------    -----------
NET ASSET VALUE PER SHARE:
 ISI Shares (net assets / shares of beneficial interest outstanding)....  $       9.52    $     10.84
                                                                          ------------    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 ISI Shares ($9.52 / 0.97 and $10.84 / 0.97, respectively)..............  $       9.81    $     11.18
                                                                          ------------    -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2005

                                                                                        NORTH AMERICAN
                                                                                          GOVERNMENT
                                                                                          BOND FUND    ISI STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $192,377,850 and $48,123,610, respectively)...  $188,531,149     $52,457,023
    Repurchase agreement (cost $13,772,000 and $1,094,000, respectively)...............    13,772,000       1,094,000
  Cash.................................................................................           648           1,706
  Receivables:
    Capital shares sold................................................................       122,725         210,864
    Interest and dividends.............................................................     2,618,975         247,566
  Prepaid expenses.....................................................................        35,471          10,412
                                                                                         ------------     -----------
  Total assets.........................................................................   205,080,968      54,021,571
                                                                                         ------------     -----------
LIABILITIES:
  Payables:
    Capital shares redeemed............................................................       102,223             411
    Dividends..........................................................................       821,674               -
  Accrued Liabilities:
    Investment advisory fees...........................................................        66,738          17,975
    Directors' fees and expenses.......................................................         2,344             303
    Distribution fees..................................................................        71,701          11,234
    Shareholder servicing fees.........................................................         3,545               -
    Accrued expenses and other.........................................................        86,172          29,652
                                                                                         ------------     -----------
  Total liabilities....................................................................     1,154,397          59,575
                                                                                         ------------     -----------
Net assets.............................................................................  $203,926,571     $53,961,996
                                                                                         ============     ===========
COMPONENTS OF NET ASSETS:
    Paid in capital....................................................................  $211,425,435     $51,486,881
    Undistributed (distributions in excess of) net investment income...................    (3,490,972)         44,682
    Accumulated net realized loss from investment and foreign currency transactions....      (164,372)     (1,902,980)
    Net unrealized appreciation (depreciation) on investments and foreign currencies...    (3,843,520)      4,333,413
                                                                                         ------------     -----------
Net assets.............................................................................  $203,926,571     $53,961,996
                                                                                         ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    ISI Class A Shares (50,000,000 shares authorized)..................................    25,333,274               -
                                                                                         ------------     -----------
    ISI Class C Shares (5,000,000 shares authorized)...................................     2,372,152               -
                                                                                         ------------     -----------
    ISI Shares (25,000,000 shares authorized)..........................................             -       4,745,205
                                                                                         ------------     -----------
NET ASSET VALUE PER SHARE:
  (net assets / shares of beneficial interest outstanding)
    ISI Class A Shares (based on net assets of $186,487,351)...........................  $       7.36     $         -
                                                                                         ------------     -----------
    ISI Class C Shares (based on net assets of $17,439,220)............................  $       7.35     $         -
                                                                                         ------------     -----------
    ISI Shares.........................................................................  $          -     $     11.37
                                                                                         ------------     -----------
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Class A Shares ($7.36 / 0.97)..................................................  $       7.59     $         -
                                                                                         ------------     -----------
    ISI Shares ($11.37 / 0.97).........................................................  $          -     $     11.72
                                                                                         ------------     -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                                   TOTAL RETURN US    MANAGED
                                                                    TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................................................   $3,353,442      $2,375,985
                                                                     ----------      ----------
EXPENSES:
 Investment advisory fees.........................................      226,387         209,720
 Distribution fees................................................      231,234         131,074
 Administration fees..............................................       86,096          48,783
 Transfer agent fees..............................................       31,633           8,986
 Custody fees.....................................................        6,675           4,396
 Professional fees................................................       36,027          27,527
 Registration fees................................................       11,317          10,152
 Directors' fees..................................................        7,801           4,438
 Miscellaneous....................................................        5,290           2,937
                                                                     ----------      ----------
   Total expenses.................................................      642,460         448,013
                                                                     ----------      ----------
 Net investment income............................................    2,710,982       1,927,972
                                                                     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investment transactions...................      212,575          29,496
 Net change in unrealized appreciation/depreciation on investments       58,488        (761,936)
                                                                     ----------      ----------
 Net realized and unrealized gain (loss) on investments...........      271,063        (732,440)
                                                                     ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS............................   $2,982,045      $1,195,532
                                                                     ==========      ==========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                                        NORTH AMERICAN
                                                                          GOVERNMENT
                                                                          BOND FUND    ISI STRATEGY FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest..............................................................   $4,804,654       $319,451
 Dividends.............................................................            -        311,503
                                                                          ----------       --------
   Total income........................................................    4,804,654        630,954
                                                                          ----------       --------
EXPENSES:
 Investment advisory fees..............................................      421,322        104,083
 Distribution fees:
   ISI Class A Shares..................................................      385,552              -
   ISI Class C Shares..................................................       67,069              -
   ISI Shares..........................................................            -         65,052
 Administration fees...................................................       98,215         24,456
 Transfer agent fees:
   ISI Class A Shares..................................................       43,065              -
   ISI Class C Shares..................................................        4,339              -
   ISI Shares..........................................................            -          9,783
 Custody fees..........................................................       29,293          4,559
 Professional fees.....................................................       41,361         21,790
 Shareholder servicing fees:
   ISI Class C Shares..................................................       22,356              -
 Registration fees.....................................................       18,447         10,663
 Directors' fees.......................................................        8,798          2,308
 Miscellaneous.........................................................        6,354          1,224
                                                                          ----------       --------
   Total expenses......................................................    1,146,171        243,918
                                                                          ----------       --------
 Net investment income.................................................    3,658,483        387,036
                                                                          ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
 Net realized gain from:
   Investment transactions.............................................      535,338        279,463
   Foreign currency transactions.......................................       51,086              -
 Net change in unrealized appreciation/depreciation on investments and
   foreign currencies..................................................      238,007        261,438
                                                                          ----------       --------
 Net realized and unrealized gain on investments and foreign currencies      824,431        540,901
                                                                          ----------       --------
INCREASE IN NET ASSETS FROM OPERATIONS.................................   $4,482,914       $927,937
                                                                          ==========       ========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE           FOR THE
                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                            APRIL 30, 2005/1/ OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income.....................................................   $  2,710,982      $  5,326,381
 Net realized gain on investment transactions..............................        212,575           172,261
 Net change in unrealized appreciation/depreciation on investments.........         58,488         3,675,803
                                                                              ------------      ------------
 Increase in net assets from operations....................................      2,982,045         9,174,445
                                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................     (3,912,065)       (5,093,609)
 Net realized gain on investments..........................................              -        (7,452,894)
 Return of capital.........................................................              -        (4,778,172)
                                                                              ------------      ------------
 Total distributions.......................................................     (3,912,065)      (17,324,675)
                                                                              ------------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................      6,872,951         8,438,737
 Dividend reinvestments....................................................      2,160,795        11,673,042
 Cost of shares redeemed...................................................    (21,728,028)      (46,198,502)
                                                                              ------------      ------------
 Decrease in net assets from capital share transactions....................    (12,694,282)      (26,086,723)
                                                                              ------------      ------------
 Total decrease in net assets..............................................    (13,624,302)      (34,236,953)

NET ASSETS:
 Beginning of year.........................................................    194,789,659       229,026,612
                                                                              ------------      ------------
 End of year (including distributions in excess of net investment income of
   $1,951,105 and $750,022, respectively)..................................   $181,165,357      $194,789,659
                                                                              ============      ============
SHARE TRANSACTIONS:
 Shares sold...............................................................        726,704           876,475
 Shares issued to shareholders on reinvestment of dividends................        228,620         1,214,305
 Shares redeemed...........................................................     (2,295,819)       (4,827,307)
                                                                              ------------      ------------
 Decrease in shares from capital share transactions........................     (1,340,495)       (2,736,527)
                                                                              ============      ============

--------------------------------------------------------------------------------
/1/Unaudited.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE           FOR THE
                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                            APRIL 30, 2005/1/ OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income.....................................................   $  1,927,972      $  4,152,470
 Net realized gain (loss) on investment transactions.......................         29,496           (10,442)
 Net change in unrealized appreciation/depreciation on investments.........       (761,936)          538,387
                                                                              ------------      ------------
 Increase in net assets from operations....................................      1,195,532         4,680,415
                                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................     (1,856,592)       (4,831,949)
 Net realized gain on investments..........................................              -                 -
                                                                              ------------      ------------
 Total distributions.......................................................     (1,856,592)       (4,831,949)
                                                                              ------------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................      2,307,714        23,397,588
 Dividend reinvestments....................................................        929,820         2,803,487
 Cost of shares redeemed...................................................    (17,968,933)      (19,283,681)
                                                                              ------------      ------------
 Increase (decrease) in net assets from capital share transactions.........    (14,731,399)        6,917,394
                                                                              ------------      ------------
 Total increase (decrease) in net assets...................................    (15,392,459)        6,765,860

NET ASSETS:
 Beginning of year.........................................................    113,843,809       107,077,949
                                                                              ------------      ------------
 End of year (including distributions in excess of net investment income of
   $305,422 and $376,802, respectively)....................................   $ 98,451,350      $113,843,809
                                                                              ============      ============
SHARE TRANSACTIONS:
 Shares sold...............................................................        212,371         2,132,728
 Shares issued to shareholders on reinvestment of dividends................         85,940           258,162
 Shares redeemed...........................................................     (1,654,809)       (1,785,569)
                                                                              ------------      ------------
 Increase (decrease) in shares from capital share transactions.............     (1,356,498)          605,321
                                                                              ============      ============

--------------------------------------------------------------------------------
/1/Unaudited.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE           FOR THE
                                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                APRIL 30, 2005/1/ OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income........................................................   $  3,658,483      $  7,908,972
  Net realized gain (loss) on investment and foreign currency transactions.....        586,424        (2,896,707)
  Net change in unrealized appreciation/depreciation on investments
   and foreign currencies......................................................        238,007         2,950,949
                                                                                  ------------      ------------
  Increase in net assets from operations.......................................      4,482,914         7,963,214
                                                                                  ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   ISI Class A Shares..........................................................     (5,507,323)       (4,897,323)
   ISI Class C Shares..........................................................       (455,054)         (320,142)
  Net realized gain on investments:
   ISI Class A Shares..........................................................              -        (2,733,166)
   ISI Class C Shares..........................................................              -          (151,110)
  Return of capital:
   ISI Class A Shares..........................................................              -       (10,681,891)
   ISI Class C Shares..........................................................              -          (698,284)
                                                                                  ------------      ------------
  Total distributions..........................................................     (5,962,377)      (19,481,916)
                                                                                  ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares:
   ISI Class A Shares..........................................................     15,215,768        23,239,002
   ISI Class C Shares..........................................................      1,670,360         7,255,836
  Dividend reinvestments:
   ISI Class A Shares..........................................................      2,462,000        10,083,386
   ISI Class C Shares..........................................................        179,140           590,444
  Cost of shares redeemed:
   ISI Class A Shares..........................................................    (34,099,473)      (86,037,048)
   ISI Class C Shares..........................................................     (2,903,945)       (2,051,441)
                                                                                  ------------      ------------
  Decrease in net assets from capital share transactions.......................    (17,476,150)      (46,919,821)
                                                                                  ------------      ------------
  Decrease in net assets.......................................................    (18,955,613)      (58,438,523)

NET ASSETS:
   Beginning of year...........................................................    222,882,184       281,320,707
                                                                                  ------------      ------------
   End of year (including distributions in excess of net investment income of
    $3,490,972 and $1,187,078, respectively)...................................   $203,926,571      $222,882,184
                                                                                  ============      ============
SHARE TRANSACTIONS:
  Shares sold:
   ISI Class A Shares..........................................................      2,063,237         3,060,803
   ISI Class C Shares..........................................................        226,186           956,786
  Shares issued to shareholders on reinvestment of dividends:
   ISI Class A Shares..........................................................        334,703         1,343,772
   ISI Class C Shares..........................................................         24,385            78,912
  Shares redeemed:
   ISI Class A Shares..........................................................     (4,625,992)      (11,482,700)
   ISI Class C Shares..........................................................       (393,643)         (277,253)
                                                                                  ------------      ------------
  Increase (decrease) in shares from capital share transactions:
   ISI Class A Shares..........................................................     (2,228,052)       (7,078,125)
                                                                                  ============      ============
   ISI Class C Shares..........................................................       (143,072)          758,445
                                                                                  ============      ============

--------------------------------------------------------------------------------
/1/Unaudited.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE           FOR THE
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                   APRIL 30, 2005/1/ OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................   $   387,036       $   374,935
 Net realized gain (loss) on investment transactions..............       279,463         1,784,906
 Net change in unrealized appreciation/depreciation on investments       261,438           601,917
                                                                     -----------       -----------
 Increase in net assets from operations...........................       927,937         2,761,758
                                                                     -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................      (401,855)         (330,186)
                                                                     -----------       -----------
 Total distributions..............................................      (401,855)         (330,186)
                                                                     -----------       -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.....................................    12,521,698        21,196,828
 Dividend reinvestments...........................................       358,325           287,106
 Cost of shares redeemed..........................................    (4,363,693)       (9,257,446)
                                                                     -----------       -----------
 Increase in net assets from capital share transactions...........     8,516,330        12,226,488
                                                                     -----------       -----------
 Total increase in net assets.....................................     9,042,412        14,658,060

NET ASSETS:
 Beginning of year................................................    44,919,584        30,261,524
                                                                     -----------       -----------
 End of year (including undistributed net investment income of
   $44,682 and $59,501, respectively).............................   $53,961,996       $44,919,584
                                                                     ===========       ===========
SHARE TRANSACTIONS:
 Shares sold......................................................     1,085,930         1,942,633
 Shares issued to shareholders on reinvestment of dividends.......        30,746            25,905
 Shares redeemed..................................................      (377,744)         (845,666)
                                                                     -----------       -----------
 Increase in shares from capital share transactions...............       738,932         1,122,872
                                                                     ===========       ===========

--------------------------------------------------------------------------------
/1/Unaudited.

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                            SIX MONTHS
                                              ENDED
                                            APRIL 30,           FOR THE YEARS ENDED OCTOBER 31,
                                             2005/1/   ------------------------------------------------
                                            ----------   2004      2003      2002      2001      2000
---------------------------------------------          -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $   9.57  $   9.92  $  10.18  $  10.20  $   9.57  $   9.35
                                             --------  --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................   0.14/2/   0.24/2/      0.23      0.35      0.45      0.50
 Net realized and unrealized gain (loss) on
   investments.............................      0.01      0.19      0.01      0.20      0.82      0.38
                                             --------  --------  --------  --------  --------  --------
 Total from investment operations..........      0.15      0.43      0.24      0.55      1.27      0.88
                                             --------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.....................     (0.20)    (0.23)    (0.25)    (0.40)    (0.45)    (0.50)
 Net realized gain on investments..........         -     (0.33)    (0.25)    (0.17)        -         -
 Tax return of capital.....................         -     (0.22)        -         -     (0.19)    (0.16)
                                             --------  --------  --------  --------  --------  --------
 Total distributions.......................     (0.20)    (0.78)    (0.50)    (0.57)    (0.64)    (0.66)
                                             --------  --------  --------  --------  --------  --------
 Net asset value, end of year..............  $   9.52  $   9.57  $   9.92  $  10.18  $  10.20  $   9.57
                                             ========  ========  ========  ========  ========  ========

TOTAL RETURN/3,5/..........................      1.58%     4.64%     2.30%     5.78%    13.57%     9.49%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........  $181,165  $194,790  $229,027  $262,928  $149,588  $136,728
 Ratios to average daily net assets:/4/
   Net investment income...................      2.93%     2.56%     2.50%     3.64%     4.51%     5.10%
   Expenses................................      0.69%     0.69%     0.67%     0.74%     0.78%     0.82%
 Portfolio turnover rate/5/................         8%       31%      125%      129%       61%       15%

--------------------------------------------------------------------------------
/1/Unaudited.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Annualized for periods less than one year.
/5/Total return and portfolio turnover for less than one year are not annualized.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                            SIX MONTHS
                                              ENDED
                                            APRIL 30,          FOR THE YEARS ENDED OCTOBER 31,
                                             2005/1/   ----------------------------------------------
                                            ----------   2004      2003      2002      2001     2000
---------------------------------------------          -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $  10.91  $  10.89  $  11.00  $  10.99  $ 10.47  $ 10.12
                                             --------  --------  --------  --------  -------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................   0.20/2/   0.38/2/      0.40      0.45     0.45     0.47
 Net realized and unrealized gain (loss) on
   investments.............................     (0.08)     0.08      0.01      0.09     0.55     0.36
                                             --------  --------  --------  --------  -------  -------
 Total from investment operations..........      0.12      0.46      0.41      0.54     1.00     0.83
                                             --------  --------  --------  --------  -------  -------

LESS DISTRIBUTIONS:
 Net investment income.....................     (0.19)    (0.44)    (0.47)    (0.45)   (0.45)   (0.47)
 Net realized gain on investments..........         -         -     (0.05)    (0.08)   (0.03)   (0.01)
                                             --------  --------  --------  --------  -------  -------
 Total distributions.......................     (0.19)    (0.44)    (0.52)    (0.53)   (0.48)   (0.48)
                                             --------  --------  --------  --------  -------  -------
 Net asset value, end of year..............  $  10.84  $  10.91  $  10.89  $  11.00  $ 10.99  $ 10.47
                                             ========  ========  ========  ========  =======  =======

TOTAL RETURN/3,5/..........................      1.23%     4.26%     3.89%     5.11%    9.76%    8.44%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........  $ 98,451  $113,844  $107,078  $103,198  $66,105  $65,233
 Ratios to average daily net assets:/4/
   Net investment income...................      3.67%     3.53%     3.66%     3.92%    4.18%    4.60%
   Expenses after waivers and/or
     reimbursements........................      0.85%     0.88%     0.89%     0.94%    0.93%    0.90%
   Expenses before waivers and/or
     reimbursements........................      0.85%     0.88%     0.89%     0.96%    0.99%    1.01%
 Portfolio turnover rate/5/................         4%       17%       11%       11%      21%      22%

--------------------------------------------------------------------------------
/1/Unaudited.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Annualized for periods less than one year.
/5/Total return and portfolio turnover for less than one year are not annualized.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS A SHARES/1/

                                        SIX MONTHS                     APRIL 1, 2002
                                          ENDED    FOR THE YEARS ENDED    THROUGH
                                        APRIL 30,      OCTOBER 31,      OCTOBER 31,  FOR THE YEARS ENDED MARCH 31,
                                         2005/2/   ------------------     2002/3/    ---------------------------
                                        ----------   2004      2003    -------------   2002       2001      2000
-----------------------------------------          ---------------------             -----------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
   period..............................  $   7.41  $   7.73  $   8.03    $   7.80    $   8.17   $   8.07  $  8.42
                                         --------  --------  --------    --------    --------   --------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................   0.13/4/   0.24/4/      0.25        0.18        0.38       0.44     0.49
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions...............      0.03      0.03      0.07        0.41       (0.03)      0.38    (0.12)
                                         --------  --------  --------    --------    --------   --------  -------
 Total from investment
   operations..........................      0.16      0.27      0.32        0.59        0.35       0.82     0.37
                                         --------  --------  --------    --------    --------   --------  -------

LESS DISTRIBUTIONS:
 Net investment income.................     (0.21)    (0.16)    (0.29)      (0.17)      (0.41)     (0.47)   (0.49)
 Net realized gain on investments......         -     (0.08)    (0.33)      (0.07)      (0.23)     (0.13)       -
 Return of capital.....................         -     (0.35)        -       (0.12)      (0.08)     (0.12)   (0.23)
                                         --------  --------  --------    --------    --------   --------  -------
 Total distributions...................     (0.21)    (0.59)    (0.62)      (0.36)      (0.72)     (0.72)   (0.72)
                                         --------  --------  --------    --------    --------   --------  -------
 Net asset value, end of period........  $   7.36  $   7.41  $   7.73    $   8.03    $   7.80   $   8.17  $  8.07
                                         ========  ========  ========    ========    ========   ========  =======

TOTAL RETURN/5,6/......................      2.19%     3.62%     4.14%       7.75%       4.38%     10.74%    4.82%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)......  $186,487  $204,266  $267,756    $257,495    $220,629   $117,445  $61,697
 Ratios to average daily net assets:/7/
   Net investment income...............      3.52%     3.22%     3.03%       3.84%       4.60%      5.62%    5.59%
   Expenses after waivers and/or
     reimbursements....................      1.03%     1.05%     1.09%       1.01%       1.13%      1.24%    1.25%
   Expenses before waivers and/or
     reimbursements....................      1.03%     1.05%     1.09%       1.01%       1.13%      1.24%    1.41%
 Portfolio turnover rate/6/............        27%       47%      152%         95%        136%        89%      32%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares. /2/Unaudited.
/3/The Fund changed its fiscal year end from March 31 to October 31. /4/Calculated using the average shares outstanding for the period.
/5/Total return excludes the effect of sales charges.
/6/Total return and portfolio turnover for less than one year are not annualized.
/7/Annualized for periods less than one year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS C SHARES

                                                        SIX MONTHS   FOR THE   MAY 16, 2003/2
                                                          ENDED    YEAR ENDED     /THROUGH
                                                        APRIL 30,  OCTOBER 31,  OCTOBER 31,
                                                         2005/1/      2004          2003
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period..................  $   7.40   $   7.72      $  8.20
                                                         --------   --------      -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................   0.11/3/    0.19/3/         0.17
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions...................      0.03       0.02        (0.38)
                                                         --------   --------      -------
 Total from investment operations......................      0.14       0.21        (0.21)
                                                         --------   --------      -------

LESS DISTRIBUTIONS:
 Net investment income.................................     (0.19)     (0.14)       (0.21)
 Net realized gain on investments......................         -      (0.08)       (0.06)
 Return of capital.....................................         -      (0.31)           -
                                                         --------   --------      -------
 Total distributions...................................     (0.19)     (0.53)       (0.27)
                                                         --------   --------      -------
 Net asset value, end of period........................  $   7.35   $   7.40      $  7.72
                                                         ========   ========      =======

TOTAL RETURN/4,5/......................................      1.87%      2.91%       (2.62)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)......................  $ 17,439   $ 18,616      $13,565
 Ratios to average daily net assets:/6/
   Net investment income...............................      2.88%      2.50%        3.32%
   Expenses after waivers and/or reimbursements........      1.68%      1.77%        1.85%
   Expenses before waivers and/or reimbursements.......      1.68%      1.77%        2.12%
 Portfolio turnover rate/5/............................        27%        47%         152%/5/

--------------------------------------------------------------------------------
/1/Unaudited.
/2/Commencement of operations.
/3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Total return and portfolio turnover for less than one year are not annualized.
/6/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI SHARES

                                         SIX MONTHS                     JUNE 1, 2002
                                           ENDED    FOR THE YEARS ENDED   THROUGH
                                         APRIL 30,     OCTOBER 31,      OCTOBER 31,  FOR THE YEARS ENDED MAY 31,
                                          2005/1/   -----------------     2002/2/    ---------------------------
                                         ----------   2004       2003   ------------   2002      2001      2000
------------------------------------------          ---------------------            ----------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period...  $  11.21  $  10.50   $  9.08    $ 10.23    $ 10.89   $ 12.15   $ 11.91
                                          --------  --------   -------    -------    -------   -------   -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income..................   0.09/3/   0.10/3/      0.08       0.05       0.12      0.25      0.26
 Net realized and unrealized gain (loss)
   on investments.......................      0.16      0.70      1.42      (1.14)     (0.66)    (0.62)     0.46
                                          --------  --------   -------    -------    -------   -------   -------
 Total from investment operations.......      0.25      0.80      1.50      (1.09)     (0.54)    (0.37)     0.72
                                          --------  --------   -------    -------    -------   -------   -------

LESS DISTRIBUTIONS:
 Net investment income..................     (0.09)    (0.09)    (0.08)     (0.06)     (0.12)    (0.27)    (0.24)
 Net realized gain on investments.......         -         -         -          -          -     (0.62)    (0.24)
                                          --------  --------   -------    -------    -------   -------   -------
 Total distributions....................     (0.09)    (0.09)    (0.08)     (0.06)     (0.12)    (0.89)    (0.48)
                                          --------  --------   -------    -------    -------   -------   -------
 Net asset value, end of period.........  $  11.37  $  11.21   $ 10.50    $  9.08    $ 10.23   $ 10.89   $ 12.15
                                          ========  ========   =======    =======    =======   =======   =======

TOTAL RETURN/4,5/.......................      2.20%     7.71%    16.47%    (10.65)%    (4.93)%   (3.32)%    6.09%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s).......  $ 53,962  $ 44,920   $30,262    $19,924    $24,398   $27,051   $36,544
 Ratios to average daily net assets:/6/
   Net investment income................      1.49%     0.92%     0.77%      1.18%      1.14%     2.09%     2.10%
   Expenses after waivers and/or
     reimbursements.....................      0.94%     1.12%     1.30%      1.30%      1.19%     1.00%     1.00%
   Expenses before waivers and/or
     reimbursements.....................      0.94%     1.12%     1.79%      1.99%      1.42%     1.38%     1.31%
 Portfolio turnover rate/5/.............        15%       66%       60%        12%        72%       57%       59%

--------------------------------------------------------------------------------
/1/Unaudited.
/2/The Fund changed its fiscal year end from May 31 to October 31.
/3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Total return and portfolio turnover for less than one year are not annualized.
/6/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasury Securities. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund
Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A contingent deferred sales charge of 1.00% is imposed on the redemption of North American's ISI Class C Shares within the first year after purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities for which market quotations are readily available are valued on each Fund business day using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are readily available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time as of which the Funds value their investments if such an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which they are currently priced by the Funds).

  In such cases, the administrator consults with the investment advisor to determine the methodology for valuing the security, including information and sources of information that may be used to value the security. This

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

information is referred to the Fund's Board, which values the security based upon the information or which assigns the security such other value as it may determine.

  As of April 30, 2005, Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare and pay monthly dividends at fixed rates approved by the Funds' Board. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Taxable net capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute substantially all of its income to shareholders. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. As of April 30, 2005, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2006, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 28, 2006, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets. For the six months ended April 30, 2005, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  Forum Administrative Services, LLC ('FAdS'), Forum Accounting Services, LLC ('FAcS'), and Forum Shareholder Services, LLC ('FSS') serve as the Funds' Administrator, Accountant, and Transfer Agent, respectively. For their services, these companies receive a combined fee based on average net assets (subject to a minimum monthly fee) and monthly fees per open account. Asset-based fees are calculated daily and all fees are paid monthly.

  Certain officers and directors of the Funds are also officers or directors of ISI or FAdS. These persons are not paid by the Funds for serving in these capacities.

  The Northern Trust Company is the Funds' Custodian.

  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.15% and 0.75% of its average daily net assets, respectively.

  ISI Group also acts as the Shareholder Servicing Agent for the North American ISI Class A and ISI Class C Shares. ISI Group is paid a fee, pursuant to an agreement, that is calculated daily and paid monthly at the annual rate of 0.25% of the average daily net assets of each class.

  For the six months ended April 30, 2005, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $4,372, $2,161 and $17,624, respectively, and $10,431 on sales of ISI Class A Shares of North American.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Funds' fiscal year-end.

  As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

----------------------------------------------------------------------------------------
                                  Undistributed                Unrealized
                   Undistributed    Long-Term   Capital Loss  Appreciation
                  Ordinary Income Capital Gains Carryforward (Depreciation)    Total
----------------------------------------------------------------------------------------

Total Return          $     -       $      -    $         -   $(2,057,094)  $(2,057,094)
Managed Municipal           -              -        (10,442)    5,968,705     5,958,263
North American              -              -       (750,796)   (4,081,527)   (4,832,323)
Strategy               59,502              -     (1,970,751)    3,860,292     1,949,033
----------------------------------------------------------------------------------------

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy was primarily due to wash sales.

  Managed Municipal's and North American's capital loss carryforwards of $10,442 and $750,796, respectively, expire in 2012. Strategy's capital loss carryforwards of $95,684 and $1,875,067 expire in 2009 and 2010, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the year ended October 31, 2004, Strategy utilized $1,631,267 of capital loss carryforwards.

  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2005, were as follows:

       -------------------------------------------------------------------------
                         Non-US Government Obligations US Government Obligations
       -------------------------------------------------------------------------
                          Purchases        Sales        Purchases      Sales

       Total Return      $         -    $         -    $10,947,422  $17,663,250

       Managed Municipal   3,959,960      9,820,000              -            -

       North American     38,534,520     34,247,045     12,938,516   22,941,477

       Strategy           14,353,569      4,635,950      2,983,984    2,590,430
       -------------------------------------------------------------------------

NOTE 4 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 5 - PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures under the applicable rule.

NOTE 6 - AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  Effective June 30, 2004, the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


DIRECTORS AND OFFICERS

EDWARD S. HYMAN    STEPHEN V. KILLORIN
CHAIRMAN           VICE PRESIDENT
R. ALAN MEDAUGH    TREASURER
PRESIDENT          CHIEF COMPLIANCE OFFICER
JOSEPH R. HARDIMAN CHIEF FINANCIAL OFFICER
DIRECTOR           MARGARET M. BEELER
W. MURRAY JACQUES  ASSISTANT VICE PRESIDENT
DIRECTOR           SECRETARY
LOUIS E. LEVY      KEITH C. REILLY
DIRECTOR           ASSISTANT VICE PRESIDENT
NANCY R. LAZAR     FREDERICK SKILLIN
VICE PRESIDENT     ASSISTANT TREASURER
CARRIE L. BUTLER   DANA A. LUKENS
VICE PRESIDENT     ASSISTANT SECRETARY
EDWARD J. VEILLEUX
VICE PRESIDENT     *Thomas D. Stevens is an
THOMAS D. STEVENS*  officer for only the ISI Strategy Fund.
VICE PRESIDENT

INVESTMENT ADVISOR

ISI, INC.
535 MADISON AVENUE, 30TH FLOOR
NEW YORK, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT

FORUM SHAREHOLDER SERVICES
TWO PORTLAND SQUARE
PORTLAND, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI GROUP, INC.
535 MADISON AVENUE, 30TH FLOOR
NEW YORK, NY 10022
(800) 955-7175

ITEM 2. CODE OF ETHICS
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        TOTAL RETURN US TREASURY FUND, INC.

By       /S/ R. Alan Medaugh
         -----------------------------
         R. Alan Medaugh, President

Date     July 6, 2005
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /S/ R. Alan Medaugh
         --------------------------------
         R. Alan Medaugh, President

Date     July 6, 2005
         -----------------------------------

By       /S/ Stephen V. Killorin
         -----------------------------------
         Stephen V. Killorin, Treasurer

Date     June 23, 2005
         -----------------------------------